Document And Entity Information	Jul. 28, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 28, 2025
Entity Registrant Name	METSERA, INC.
Entity Central Index Key	0002040807
Entity Emerging Growth Company	true
Entity File Number	001-42489
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	92-0931552
Entity Address, Address Line One	3 World Trade Center
Entity Address, Address Line Two	175 Greenwich Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10007
City Area Code	212
Local Phone Number	784-6595
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, par value $0.00001 per share
Trading Symbol	MTSR
Security Exchange Name	NASDAQ